LONG TERM DEBT	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Note 8. LONG TERM DEBT

Loan Payable – TD Banknorth

On July 2, 2001 the Company entered into a loan agreement for the principal amount of $100,000, maturing in October 2028 payable with varying monthly installments including interest at approximately 5.25% per annum, secured by all assets of the Company.  At June 30, 2012 and 2011, the balance is $33,498 and $37,036, respectively.

Line of Credit Payable – American Express

The Company obtained a Business Capital line from American Express in the amount of $63,200. The line is payable in varying monthly installments including interest at approximately 9.49% per annum. The line is secured by all assets of the Company. At June 30, 2012 and 2011, the balance is $35,177 and $41,020, respectively.

12% Convertible Promissory Notes

In January and February 2011 the Company issued and sold $550,000 principal amount 12% convertible promissory notes in a private offering resulting in net proceeds of $495,000.  The notes are unsecured and pay interest at 12% per annum, in arrears, in shares of our common stock valued at $0.30 per share. The notes mature on December 31, 2013, provided, however, that in our sole option we may extend the maturity date until December 31, 2014 if the note is not converted by December 31, 2013.  The notes are convertible at any time at the option of the holder into shares of our common stock at a conversion price of $0.30 per share.  At any time that the closing price of our common stock on any exchange on which it might be listed or in the over the counter market equals or exceeds $0.60 per share for 20 consecutive trading days, we have the right to convert the notes into shares of our common stock at a conversion price of $0.30 per share. The conversion price of the note is subject to proportional adjustment in the event of stock splits, dividends, recapitalizations and similar corporate events.  As such, the conversion prices reflect the adjustment for our 1 for 3 reverse stock split that was effective June 12, 2012.  Presently, these notes are convertible into an aggregate of 1,666,668 shares of our common stock.  At June 30, 2012 and 2011, the Company had $29,753 and $27,666, respectively in accrued interest on the notes. On December 31, 2011 $60,937 of accrued interest was converted to 203,125 shares of common stock at $0.30. On January 17, 2012, one of the noteholders of the 12% convertible promissory notes converted $50,000 plus accrued interest of $263 into 167,544 shares of common stock.

Debt Discount

In connection with the 12% convertible promissory notes offering, we issued the purchasers Series C Warrants to purchase an aggregate of 733,335 shares of our common stock at an exercise price of $0.45 per share.  The exercise price of the Series C warrant is subject to adjustment in the event of stock splits, dividends, recapitalizations and similar corporate events.

In accordance with ASC 470, the Company has analyzed the beneficial nature of the conversion terms and determined that a beneficial conversion feature (BCF) existed as of February 10, 2011.  The Company calculated the value of the BCF using the intrinsic method as stipulated in ASC 470. Based on the stock price on the day of commitment, the discount as agreed to in the note, and the number of convertible shares, and the value of the warrants included in the units, the BCF was valued at $165,579.

The Company used the Black-Scholes option pricing model to value the warrants included in the convertible units. Included in the assumptions of this calculation, the Company used a risk-free rate of 0.85% (based on the US Treasury note yield), three year maturity, volatility of 84.0% (based on the daily historical performance of a comparable Company’s stock over two years from the commitment date), and a strike price of $0.45.

In accordance with ASC 470, the Company is amortizing the BCF over the two year term of the note.  The notes have a prepayment option for the Company, after January 1, 2013, with a 20 day notice to the holders.  As such, we are amortizing the BCF over the two year period. For the years ended June 30, 2012 and 2011 the Company recognized $82,789 and $34,496, respectively of amortization expense. As of June 30, 2012 and 2011 the BCF had a carrying value of $48,294 and $131,083, respectively.

	June 30, 2012	June 30, 2011

Loan payable to TD Banknorth maturing in October 2028 payable with varing monthly installments including interest at approximately 5.25% per annum, secured by all assets of the Company	$33,498	$37,036

Line payable to American Express payable with varying monthly installments including interest at approximately 9.49% per annum, secured by all assets of the Company	35,177	41,020

12% Convertible Promisory note $500,000 principal net of debt discount of $48,294 at June 30, 2012 and $550,000 principal net of debt discount of $131,083 at June 30, 2011	451,706	418,917
	520,381	496,973
Less : Current portion	40,031	45,811
	$480,350	$451,162